Discontinued Operations	12 Months Ended
Jun. 30, 2026
Discontinued Operations [Abstract]
Discontinued operations

(4) Discontinued operations

(a)	Disposal of Puyi Group Limited and its subsidiaries

A disposal is categorized as a discontinued operation if the disposal group is a component of an entity or group of components that meets the held for sale criteria, is disposed of by sale or other than by sale and represents a strategic shift that has or will have a major effect on an entity’s operations and financial results. The results of disposals that qualify as a discontinued operation are presented as such for all reporting periods presented. Results of discontinued operations include all revenues and expenses directly derived from such disposal group; general corporate overhead is not allocated to a discontinued operation. For disposals other than by sale, results of operations of a business would not be recorded as a discontinued operation until the period in which the business is actually disposed of other than by sale.

In September 2025, the Company entered into an agreement with a third party to dispose of 100% equity interests in Puyi Group Limited, together with all equity interests in subsidiaries directly or contractually controlled by Puyi Group, or collectively, the Disposed Puyi Group, for a total cash consideration of RMB70,000. The Disposed Puyi Group historically constituted the Group’s wealth management segment, over which the Group exercised control through equity ownership or contractual agreement. Accordingly, the Group deconsolidated the Disposed Puyi Group with effect from September 30, 2025, and no longer conducts any material operations in the wealth management business.

The Company’s sales of the Disposed Puyi Group represented a strategic business shift having a major effect on the Group’s operations and financial results. The results of operations for the Disposed Puyi Group are presented as discontinued operations on the consolidated statements of operations and comprehensive loss, and assets and liabilities are reflected as “Assets and Liabilities of Discontinued Operations” on the consolidated balance sheets for all periods presented. Amounts for all periods discussed below reflect the results of operations, financial condition and cash flows from the Company’s continuing operations, unless otherwise noted.

On September 30, 2025, the Group calculated a loss resulting from such disposition as follows. Reconciliation of the carrying amounts of the major classes of assets and liabilities from the discontinued operations in the consolidated balance sheets as of September 30, 2025 is as follow.

RMB
Consideration	70,000

As of September 30, 2025
RMB
Assets
Cash and cash equivalents and restricted cash	10,501
Accounts receivable	8,423
Other receivables	2,533
Other current assets	3,412
Loan receivables, net	91,116
Property, plant, and equipment, net	253
Intangible asset	669
Other non-current assets	948
Right of use asset	3,570
Total assets	121,425

Liabilities
Accounts payables	2,568
Accrued payroll	1,310
Other payable and accrued expenses	30,453
Operating lease liabilities	3,627
Other tax liabilities, non-current	4,460
Total liabilities	42,418
Total net assets of the Disposed Puyi Group	79,007
Net assets of the Disposed Puyi Group contributable to the Group	79,007
Loss on disposal of the Disposed Puyi Group	(9,007)

The assets and liabilities for discontinued operations of the Disposed Puyi Group comprised the following items as of June 30, 2025:

As of June 30, 2025
RMB
Current assets for discontinued operations
Cash and cash equivalents and restricted cash	8,434
Accounts receivable and contract assets	10,617
Other receivables	54,519
Other current assets	3,697
Total current assets	77,267
Non-current assets for discontinued operations
Property, plant, and equipment, net	98
Intangible assets,net	846
Other non-current assets	947
Right of use asset	3,888
Total non-current assets	5,779
Total assets	83,046

Current liabilities for discontinued operations
Accounts payable	2,362
Accrued payroll	2,299
Other payable and accrued expenses	1,617
Current operating lease liabilities	1,257
Total current liabilities	7,535

Non-current liabilities for discontinued operations
Non-current operating lease liabilities	2,646
Other tax liabilities,non-current	4,460
Total non-current liabilities	7,106
Total liabilities	14,641
Total net assets of the Disposed Puyi Group	68,405

Reconciliation of the major classes of losses from discontinued operations in the consolidated statements of operations and comprehensive loss for the fiscal years ended June 30, 2024, 2025 and 2026 is as follow:

	Year Ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Major classes of line items constituting pre-tax profit of discontinued operations
Net revenues	62,148	53,055	9,483
Operating costs	(17,030)	(6,256)	(1,172)
Selling expenses	(17,814)	(8,574)	(198)
General and administrative expenses	(537,217)	(342,083)	(7,978)
Investment income	523	461	-
Interest income, net	8,474	9,213	2,415
Gain or loss from fair value changes	-	152	-
Others, net	(2,021)	(92,867)	(1,395)
Gain(loss) from discontinued operations, before income tax	(502,937)	(386,899)	1,155
Income tax (expense) benefit	(6,286)	112,757	-
Net (loss) income from discontinued operations	(509,223)	(274,142)	1,155

The condensed cash flows of the Disposed Puyi Group were as follows for the fiscal years ended June 30, 2024, 2025 and 2026:

	Year Ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Net cash (used in) generated from operating activities	24,906	(3,060)	2,579
Net cash used in investing activities	(92,314)	(82,780)	(244)
Net cash used in financing activities	-	-	-

	Year Ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Significant non-cash operating items:
Depreciation and amortization	1,853	1,082	204
Provision for allowance for credit losses on financial assets	6,821	42,319	-
Compensation expenses associated with stock options	-	41,370	-
Loss on disposal of property and equipment	(110)	(169)	-
Loss on disposal of subsidiaries	-	-	(2,492)
Significant investing activities:
Purchase of property, plant and equipment	(82)	(93)	(183)
Proceeds from disposal of property and equipment	228	340	-
Purchase of short term investments	(128,200)	(99,755)	-
Proceeds from disposal of short term investments	130,739	103,516	-
Cash paid for loan receivables to a third party	(110,000)	(92,000)	-
Cash received for loan receivables from a third party	15,000	20,000	-

(b)	Deconsolidation of AIFU

In December, 2025, AIFU Inc. completed the issuance of its 250,000 class B ordinary shares (after giving effect to its 20-for-1 share consolidation on June 16, 2026) to a third party. Following this issuance, the Company’s aggregate beneficial ownership of the total outstanding shares of AIFU Inc. was diluted to approximately 7.85%, and the Company’s aggregate voting power was diluted to approximately 16.75%. As a result of the AIFU reorganization, the Group no longer holds the controlling financial interest in AIFU Inc and its subsidiaries, or the Deconsolidated AIFU Group. Accordingly, the Deconsolidated AIFU Group was deconsolidated from the Group as of December 22, 2025 and the Group no longer conducts any material operations in the insurance agency business (such transaction, the “Deconsolidation”). The Group’s consolidated statement of operations for the fiscal year ended June 30, 2026 therefore includes six months of activity related to AIFU prior to the Deconsolidation. Any discussions related to results, operations, and accounting policies associated with AIFU are referring to the periods prior to the Deconsolidation. Upon Deconsolidation, the Group recognized a loss of approximately RMB8,187, which is recorded within net Income (loss) from discontinued operations, net of tax in the Group’s consolidated statements of operations for the fiscal year ended June 30, 2026. Subsequent to the Deconsolidation, the Group’s equity ownership interest in AIFU was measured at fair value through profit or loss.

The Deconsolidation of AIFU meet the discontinued operation criteria as it represented a strategic shift that has a major effect on the Group’s financial results. The results of operations for the Deconsolidated AIFU Group are presented as discontinued operations on the consolidated statements of operations and comprehensive loss, and assets and liabilities are reflected as “Assets and Liabilities of Discontinued Operations” on the consolidated balance sheets for all periods presented. Amounts for all periods discussed below reflect the results of operations, financial condition and cash flows from the Company’s continuing operations, unless otherwise noted.

Reconciliation of the carrying amounts of the major classes of assets and liabilities from the discontinued operations in the consolidated balance sheets as of December 22, 2025 is as follow.

RMB
AIFU stock fair value on December 22, 2025	29,362
Historical cost of the Company’s equity interest in AIFU	325,765

At date of deconsolidation
RMB
Assets
Cash and cash equivalents and restricted cash	50,256
Short term investments	5,196
Accounts receivable and contract assets,net	813,404
Other receivables, net	288,339
Other current assets	14,809
Amount due from a related party	13,252
Property, plant, and equipment, net	62,876
Right of use asset	33,589
Deferred tax assets	8,902
Other non-current assets	237,475
Total assets	1,528,098

	At date of deconsolidation
	RMB
Liabilities
Short-term loan	56,000
Accounts payables and accrued commissions	487,590
Accrued payroll	17,940
Other payable and accrued expenses	184,722
Operating lease liabilities	30,771
Income tax payable	67,020
Tax liabilities	25,701
Deferred tax liabilities	187,218
Total liabilities	1,056,962
Total net assets of the Deconsolidated AIFU Group	471,136
Less: Non-controlling interest of the Deconsolidated AIFU Group	(7,384)
Net assets of the Deconsolidated AIFU Group contributable to the Group	478,520
Loss on disposal of the Deconsolidated AIFU Group	(8,202	)*

*	The actual loss on disposal of the Deconsolidated AIFU Group was RMB8,187. The variance is attributable to: (1) the shareholding ratio was rounded to 7.85%, whereas additional decimal places exist in the actual figure; and (2) the net assets were rounded to the nearest thousand.

The assets and liabilities for discontinued operations of the Deconsolidated AIFU Group comprised the following items as of June 30, 2025:

As of June 30, 2025
RMB
Current assets for discontinued operations
Cash and cash equivalents and restricted cash	80,301
Short term investments	543,846
Accounts receivable and contract assets, net	290,972
Other receivables, net	1,154,873
Other current assets	19,793
Total current assets	2,089,785
Non-current assets for discontinued operations
Restricted bank deposit - non-current	16,338
Accounts receivable, net - non current	612,918
Property, plant, and equipment, net	70,432
Deferred tax assets	9,407
Other non-current assets	391,617
Right of use asset	58,070
Total non-current assets	1,158,782
Total assets	3,248,567

As of June 30, 2025
RMB
Current liabilities for discontinued operations
Short-term loan	82,050
Accounts payable and accrued commissions	214,226
Other payable and accrued expenses	148,981
Income taxes payable	77,305
Accrued payroll	10,894
Current operating lease liabilities	28,013
Other current liabilities	34
Total current liabilities	561,503

Non-current liabilities for discontinued operations
Other tax liabilities - non-current	25,700
Non-current operating lease liability	27,278
Accrued commissions – non-current	339,481
Deferred income tax liabilities	204,310
Total non-current liabilities	596,769
Total liabilities	1,158,272
Total net assets of the Deconsolidated AIFU Group	2,090,295

Reconciliation of the major classes of losses from discontinued operations in the consolidated statements of operations and comprehensive loss for the fiscal years ended June 30, 2024, 2025 and 2026 is as follow:

	Year Ended June 30,
	2024	2025	2026
Major classes of line items constituting pre-tax profit of discontinued operations	RMB	RMB	RMB
Net revenues	901,064	728,162	259,121
Operating costs	(551,246)	(391,102)	(139,733)
Selling expenses	(58,919)	(68,547)	(37,484)
General and administrative expenses	(238,686)	(371,523)	(113,162)
Impairment loss	-	(277,180)	-
Gain/(loss) on disposal of subsidiaries	-	902,398	(122,919)
Net loss from fair value change	(73,761)	(22,698)	(7,016)
Investment income	21,493	27,041	34,458
Interest income, net	7,257	18,935	12,084
Others, net	(292)	(489,064)	(1,693,651)
Gain(loss) from discontinued operations, before income tax	6,910	56,422	(1,808,302)
Income tax benefit/(expenses)	(7,239)	(93,114)	4,380
Share of loss of affiliates	(1,218)	(3,834)	-
Net loss income from discontinued operations	(1,547)	(40,526)	(1,803,922)

The condensed cash flows of the Disposed AIFU Group were as follows for the fiscal years ended June 30, 2024, 2025 and 2026:

	Year Ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Net cash (used in) generated from operating activities	49,013	101,025	(17,758)
Net cash used in investing activities	(314,487)	(220,836)	(6,971)
Net cash used in financing activities	(71,659)	(65,739)	(25,977)

	Year Ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Significant non-cash operating items:
Depreciation and amortization	14,081	15,833	2,893
Provision for allowance for credit losses on financial assets	6,060	533,015	1,685,332
Impairment of goodwill and intangible assets	-	277,180	-
Loss (gain) on disposal of property, plant and equipment	1,307	1,160	(5,422)
Loss (gain) on disposal of subsidiaries	(329)	(907,022)	30,169
Significant investing activities:
Purchase of property, plant and equipment	(3,674)	(2,154)	(2,266)
Proceeds from disposal of property and equipment	(27)	1,914	12,323
Proceeds from disposal of an investment	-	-	11,629
Purchase of short term investments	(1,431,780)	99,430	(16,387)
Proceeds from disposal or redemption upon maturities of short term investments	1,732,056	(55,805)	3,155
Disposal of subsidiaries, net of cash disposed	(12,761)	(168,700)	(12,104)
Cash paid for loan receivables to a third party	(728,800)	(96,000)	-
Cash received for loan receivables from a third party	130,500	10,500	-
Significant financing activities:
Proceeds from bank and other borrowings	98,375	36,601	74,000
Repayment of bank and other borrowings	(164,300)	(52,926)	(100,050)

(c)	Disposal of Meidiya and its subsidiaries

A disposal is categorized as a discontinued operation if the disposal group is a component of an entity or group of components that meets the held for sale criteria, is disposed of by sale or other than by sale and represents a strategic shift that has or will have a major effect on an entity’s operations and financial results. The results of disposals that qualify as a discontinued operation are presented as such for all reporting periods presented. Results of discontinued operations include all revenues and expenses directly derived from such disposal group; general corporate overhead is not allocated to a discontinued operation. For disposals other than by sale, results of operations of a business would not be recorded as a discontinued operation until the period in which the business is actually disposed of other than by sale.

In January 2025, the Group’s subsidiary AIFU disposed of 100% equity interests in Guangdong Meidiya Investment Co., Ltd. (“Meidiya”) to a third party for cash consideration of RMB 30,240. Meidiya holds approximately 44.7% of the equity interests of Fanhua Insurance Surveyors & Loss Adjustors Co., Ltd. (“FHISLA”) and its subsidiaries (collectively referred to as the “Disposed Adjusting Group”). The Disposed Adjusting Group historically constituted the Group’s claims-adjusting segment, over which the Group exercised control through a series of act-in-concert arrangements. Accordingly, the Group deconsolidated the Disposed Adjusting Group with effect from January 1, 2025 and no longer conduct any material operations in the claims-adjusting business. Concurrently, the act-in-concert arrangements among Meidiya and the other shareholders of FHISLA were mutually terminated by all parties effective February 1, 2025.

The Company’s sales of the Disposed Adjusting Group represented a strategic business shift having a major effect on the Group’s operations and financial results. The results of operations for the Disposed Adjusting Group are presented as discontinued operations on the consolidated statements of operations and comprehensive loss, and assets and liabilities are reflected as “Assets and Liabilities of Discontinued Operations” on the consolidated balance sheets for all periods presented. Amounts for all periods discussed below reflect the results of operations, financial condition and cash flows from the Company’s continuing operations, unless otherwise noted.

On January 1, 2025, the Group calculated a loss resulting from such disposition as follows:

Reconciliation of the carrying amounts of the major classes of assets and liabilities from the discontinued operations in the consolidated balance sheets as of January 1, 2025 is as follow.

RMB
Consideration	30,240

As of January 1, 2025
Assets	RMB
Cash and cash equivalents and restricted cash	88,579
Short term investments	52,025
Accounts receivable	85,721
Other receivables	50,668
Other current assets	9,211
Property, plant, and equipment, net	7,306
Goodwill	126,941
Other non-current assets	6,237
Right of use asset	14,032
Total assets	440,720

Liabilities
Other payable and accrued expenses	130,551
Accrued payroll	41,846
Income tax payable	10,104
Operating lease liabilities	13,538
Deferred tax liabilities	3,929
Total liabilities	199,968
Total net assets of the Disposed Adjusting Group	240,752
Less: Non-controlling interest of the Disposed Adjusting Group	(86,801)
Net assets of the Disposed Adjusting Group contributable to the Group	153,951
Loss on disposal of the Disposed Adjusting Group	(123,711)

The assets and liabilities for discontinued operations of the Disposed Adjusting Group comprised the following items as of June 30, 2024:

As of June 30, 2024
RMB
Current assets for discontinued operations
Cash and cash equivalents and restricted cash	75,407
Short term investments	10,015
Accounts receivable and contract assets	84,759
Other receivables	15,443
Other current assets	9,430
Total current assets	195,054
Non-current assets for discontinued operations
Restricted bank deposit - non-current	1,527
Property, plant, and equipment, net	7,195
Goodwill	126,941
Deferred tax assets	5,000
Other non-current assets	6,619
Right of use asset	17,038
Total non-current assets	164,320
Total assets	359,374

Current liabilities for discontinued operations
Other payable and accrued expenses	10,198
Accrued payroll	37,980
Current operating lease liabilities	6,962
Income tax payable	7,840
Total	62,980

Non-current liabilities for discontinued operations
Non-current operating lease liability	9,098
Deferred tax liabilities	1,555
Other liabilities	3,923
Total	14,576
Total liabilities	77,556
Total net assets of the Disposed Adjusting Group	281,818

As refer to Note 1, the Group started to consolidate AIFU’ s financial statement since December 31, 2023. The financial statements for the fiscal year ended June 30, 2023 did not include any profits and cash flows of AIFU. Consequently, the Disposed Adjusting Group is not reflected in the financial statements for that period.

The condensed cash flows of Disposed Adjusting Group were as follows for the fiscal year ended June 30, 2024 and 2025:

	Years ended June 30,
	2024	2025
	RMB	RMB
Net cash (used in) generated from operating activities	(16,087)	4,653
Net cash (used in) generated from investing activities	44,252	(43,798)
Net cash (used in) generated from financing activities	(29,500)	52,318

Reconciliation of the major classes of losses from discontinued operations in the consolidated statements of operations and comprehensive loss for the fiscal year ended June 30, 2024 and 2025 is as follow:

	Years ended June 30,
	2024	2025
	RMB	RMB
Major classes of line items constituting pre-tax profit of discontinued operations
Net revenues	222,114	254,940
Operating costs	(147,333)	(165,752)
Selling expenses	(51,203)	(53,087)
General and administrative expenses	(20,881)	(27,523)
Investment income	366	(366)
Interest income, net	368	277
Others, net	(332)	316
Gain(loss) from discontinued operations, before income tax	3,099	8,805
Income tax (expense) benefit	581	(7,341)
Share of gain (loss) of affiliates	97	(97)
Net income from discontinued operations	3,777	1,367

	Years ended June 30,
	2024	2025
	RMB	RMB
Significant non-cash operating items:
Depreciation and amortization	1,706	1,597
Impairment loss	-	126,941
Loss on disposal of property and equipment	96	186
Significant investing activities:
Purchase of property, plant and equipment	(550)	(3,297)
Proceeds from disposal of property and equipment	269	1,509